Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Entity Central Index Key	0000914529
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000013069
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class A
Trading Symbol	ETHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%	[1]
AssetsNet	$ 1,591,735,831
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,591,735,831
# of Portfolio Holdings	485
Portfolio Turnover Rate	31%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	23.8%
B	2.7%
BB	13.8%
BBB	22.8%
A	14.0%
AA	18.2%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Other Revenue	3.3%
Education	7.0%
Housing	7.1%
General Obligations	9.0%
Industrial Development Revenue	12.0%
Hospital	12.5%
Senior Living/Life Care	13.6%
Transportation	14.0%
Special Tax Revenue	14.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013071
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class C
Trading Symbol	ECHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.64%	[2]
AssetsNet	$ 1,591,735,831
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,591,735,831
# of Portfolio Holdings	485
Portfolio Turnover Rate	31%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	23.8%
B	2.7%
BB	13.8%
BBB	22.8%
A	14.0%
AA	18.2%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Other Revenue	3.3%
Education	7.0%
Housing	7.1%
General Obligations	9.0%
Industrial Development Revenue	12.0%
Hospital	12.5%
Senior Living/Life Care	13.6%
Transportation	14.0%
Special Tax Revenue	14.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000048637
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class I
Trading Symbol	EIHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[3]
AssetsNet	$ 1,591,735,831
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,591,735,831
# of Portfolio Holdings	485
Portfolio Turnover Rate	31%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	23.8%
B	2.7%
BB	13.8%
BBB	22.8%
A	14.0%
AA	18.2%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Other Revenue	3.3%
Education	7.0%
Housing	7.1%
General Obligations	9.0%
Industrial Development Revenue	12.0%
Hospital	12.5%
Senior Living/Life Care	13.6%
Transportation	14.0%
Special Tax Revenue	14.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000231374
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class W
Trading Symbol	EWHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[4]
AssetsNet	$ 1,591,735,831
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,591,735,831
# of Portfolio Holdings	485
Portfolio Turnover Rate	31%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	23.8%
B	2.7%
BB	13.8%
BBB	22.8%
A	14.0%
AA	18.2%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Other Revenue	3.3%
Education	7.0%
Housing	7.1%
General Obligations	9.0%
Industrial Development Revenue	12.0%
Hospital	12.5%
Senior Living/Life Care	13.6%
Transportation	14.0%
Special Tax Revenue	14.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000154967
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[5]
AssetsNet	$ 71,776,586
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,776,586
# of Portfolio Holdings	92
Portfolio Turnover Rate	28%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	8.8%
A	17.2%
AA	44.5%
AAA	29.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.7%
Special Tax Revenue	3.3%
Water and Sewer	3.5%
Hospital	4.4%
Short-Term Investments	5.1%
Transportation	5.1%
Senior Living/Life Care	7.2%
Electric Utilities	8.0%
Other Revenue	8.8%
Housing	9.7%
Education	10.3%
General Obligations	32.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000154968
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[6]
AssetsNet	$ 71,776,586
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,776,586
# of Portfolio Holdings	92
Portfolio Turnover Rate	28%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	8.8%
A	17.2%
AA	44.5%
AAA	29.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.7%
Special Tax Revenue	3.3%
Water and Sewer	3.5%
Hospital	4.4%
Short-Term Investments	5.1%
Transportation	5.1%
Senior Living/Life Care	7.2%
Electric Utilities	8.0%
Other Revenue	8.8%
Housing	9.7%
Education	10.3%
General Obligations	32.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000154969
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[7]
AssetsNet	$ 71,776,586
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,776,586
# of Portfolio Holdings	92
Portfolio Turnover Rate	28%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	8.8%
A	17.2%
AA	44.5%
AAA	29.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.7%
Special Tax Revenue	3.3%
Water and Sewer	3.5%
Hospital	4.4%
Short-Term Investments	5.1%
Transportation	5.1%
Senior Living/Life Care	7.2%
Electric Utilities	8.0%
Other Revenue	8.8%
Housing	9.7%
Education	10.3%
General Obligations	32.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081348
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[8]
AssetsNet	$ 708,412,314
Holdings Count | Holding	440
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$708,412,314
# of Portfolio Holdings	440
Portfolio Turnover Rate	21%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
BBB	3.0%
A	16.3%
AA	48.4%
AAA	31.4%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Short-Term Investments	3.7%
Hospital	3.8%
Electric Utilities	3.9%
Water and Sewer	5.1%
Education	5.4%
Special Tax Revenue	5.4%
Transportation	5.6%
Other Revenue	7.2%
Housing	12.6%
General Obligations	40.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081349
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%	[9]
AssetsNet	$ 708,412,314
Holdings Count | Holding	440
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$708,412,314
# of Portfolio Holdings	440
Portfolio Turnover Rate	21%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
BBB	3.0%
A	16.3%
AA	48.4%
AAA	31.4%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Short-Term Investments	3.7%
Hospital	3.8%
Electric Utilities	3.9%
Water and Sewer	5.1%
Education	5.4%
Special Tax Revenue	5.4%
Transportation	5.6%
Other Revenue	7.2%
Housing	12.6%
General Obligations	40.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081350
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[10]
AssetsNet	$ 708,412,314
Holdings Count | Holding	440
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$708,412,314
# of Portfolio Holdings	440
Portfolio Turnover Rate	21%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
BBB	3.0%
A	16.3%
AA	48.4%
AAA	31.4%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Short-Term Investments	3.7%
Hospital	3.8%
Electric Utilities	3.9%
Water and Sewer	5.1%
Education	5.4%
Special Tax Revenue	5.4%
Transportation	5.6%
Other Revenue	7.2%
Housing	12.6%
General Obligations	40.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081345
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[11]
AssetsNet	$ 390,828,727
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$390,828,727
# of Portfolio Holdings	156
Portfolio Turnover Rate	44%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.0%Footnote Reference*
BBB	1.5%
A	15.3%
AA	55.6%
AAA	27.6%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Bond Bank	4.0%
Electric Utilities	4.0%
Transportation	5.1%
Other Revenue	7.8%
Education	8.0%
Housing	9.7%
Water and Sewer	11.2%
Special Tax Revenue	16.0%
General Obligations	27.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081346
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	EITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%	[12]
AssetsNet	$ 390,828,727
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$390,828,727
# of Portfolio Holdings	156
Portfolio Turnover Rate	44%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.0%Footnote Reference*
BBB	1.5%
A	15.3%
AA	55.6%
AAA	27.6%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Bond Bank	4.0%
Electric Utilities	4.0%
Transportation	5.1%
Other Revenue	7.8%
Education	8.0%
Housing	9.7%
Water and Sewer	11.2%
Special Tax Revenue	16.0%
General Obligations	27.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081347
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	ETIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[13]
AssetsNet	$ 390,828,727
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$390,828,727
# of Portfolio Holdings	156
Portfolio Turnover Rate	44%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.0%Footnote Reference*
BBB	1.5%
A	15.3%
AA	55.6%
AAA	27.6%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Bond Bank	4.0%
Electric Utilities	4.0%
Transportation	5.1%
Other Revenue	7.8%
Education	8.0%
Housing	9.7%
Water and Sewer	11.2%
Special Tax Revenue	16.0%
General Obligations	27.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074079
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EABSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[14]
AssetsNet	$ 134,235,706
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$134,235,706
# of Portfolio Holdings	89
Portfolio Turnover Rate	54%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	3.3%
A	16.5%
AA	47.4%
AAA	32.8%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.4%
Hospital	9.5%
Other Revenue	13.0%
Housing	15.6%
General Obligations	48.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074080
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%	[15]
AssetsNet	$ 134,235,706
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$134,235,706
# of Portfolio Holdings	89
Portfolio Turnover Rate	54%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	3.3%
A	16.5%
AA	47.4%
AAA	32.8%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.4%
Hospital	9.5%
Other Revenue	13.0%
Housing	15.6%
General Obligations	48.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074081
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	EIBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[16]
AssetsNet	$ 134,235,706
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$134,235,706
# of Portfolio Holdings	89
Portfolio Turnover Rate	54%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	3.3%
A	16.5%
AA	47.4%
AAA	32.8%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.4%
Hospital	9.5%
Other Revenue	13.0%
Housing	15.6%
General Obligations	48.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized